Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Income or Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Enel Americas S.A. [Member] | Provision of administration and other services [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ 5,632,424	$ 5,021,265	$ 4,748,244
GNL Chile S.A. [Member] | Gas Consumption [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(314,415,258)	(164,410,577)	(99,801,403)
Enel S.p.A [Member] | Technical Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(5,305,537)	(3,800,471)	(4,110,257)
Enel Italia SrL. [Member] | Technical Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(3,139,990)
Enel Italia SrL. [Member] | IT Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(2,699,915)
Enel X S.R.L. [Member] | Technical Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(5,284,971)	(3,435,918)
Enel Global Services S.r.l [Member] | Engineering Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(5,097,105)
Enel Global Infrastructure and Network [Member] | IT Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,230,293)
Enel Global Trading S.p.A [Member] | Technical Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,227,749)	(2,183,183)	(1,634,832)
Enel Global Trading S.p.A [Member] | Gas Sales [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			58,352,346
Enel Global Trading S.p.A [Member] | Gas Purchase [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,618,484)
Enel Global Trading S.p.A [Member] | Commodity Derivatives [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	35,815,215	(37,771,702)	(12,118,800)
Enel Global Thermal Generation S.r.l. [Member] | Technical Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(3,172,872)
Enel Green Power Spa [Member] | Technical Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(7,861,111)	(4,674,437)	(3,898,762)
Enel Green Power Spa [Member] | Engineering Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(7,263,535)
Enel Finance International NV [Member] | Financial Expense [Member] | NETHERLANDS
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ (42,040,047)	(35,079,947)	$ (31,328,749)
Energa y Servicios South America Spa [Member] | IT Services [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		$ (2,128,624)